Digital assets (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Digital Asset

Digital assets comprise holdings of:

	June 30, 2023	December 31, 2022

USDC:
Balance at January 1	$7,000,000	$5,000,000
Proceeds from issuance of new ordinary shares	-	33,200,000
Disbursements for equipment purchase and construction works	(2,378,040)	(31,200,000)
Balance at June 30/December 31	$4,621,960	$7,000,000

BTC:
Balance at January 1	$87,747	-
Receipts as mining income	7,272	87,747
Balance at June 30/December 31	$95,019	87,747